Significant Accounting Policies	12 Months Ended
Dec. 31, 2014
Significant Accounting Policies
Significant Accounting Policies

2. Significant Accounting Policies

Basis of presentation and use of estimates

The preparation of the Group’s combined and consolidated financial statements is in conformity with US GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from such estimates. The Group believes the basis of combination and consolidation, revenue recognition, fair value accounting, income taxes, goodwill and other long-lived assets, allowances for doubtful accounts, stock-based compensation, and the determination of the estimated useful lives of assets reflect the more significant judgments and estimates used in the preparation of its combined and consolidated financial statements.

Non-controlling interests

For the Company’s majority-owned subsidiaries and VIE, non-controlling interests are recognized to reflect the portion of their equity that are not attributable, directly or indirectly, to the Company as the controlling shareholder. To reflect the economic interest held by non-controlling shareholders, net income (loss) attributable to the non-controlling ordinary shareholders is recorded as non-controlling interests in the Company’s combined and consolidated statements of comprehensive income (loss). Non-controlling interests are classified as a separate line item in the equity section of the Company’s combined and consolidated balance sheets and have been separately disclosed in the Company’s combined and consolidated financial statements to distinguish the interests from that of the Company.

Fair value measurements

Financial instruments

All financial assets and liabilities are recognized or disclosed at fair value in the combined and consolidated financial statements on a recurring basis. Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

•

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

•	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying amount of cash and cash equivalents, short-term investments, accounts receivable due from third parties, accounts receivable due from related party Alibaba, accounts receivable due from SINA and other related parties, prepaid expenses and other current assets, accounts payable, amount due to SINA, accrued liabilities due to third parties and employees, accrued liabilities due to related parties and deferred revenues approximates fair value because of their short-term nature. See Note 14 Financial instruments for additional information.

Cash equivalents

The Group considers all highly liquid investments with original maturities of three months or less as cash equivalents. Cash equivalents are comprised of investments in time deposits stated at cost plus accrued interest.

Long-term investments

Long-term investments are comprised of investments in publicly traded and privately held companies. For long-term investments over which we do not have significant influence, the cost method of accounting is used. For long-term investments in shares that are not common stock or in-substance common stock and that do not have readily determinable fair value, the cost method accounting is used. The Group uses the equity method to account for ordinary-share-equivalent equity investments over which it has significant influence but does not own a majority equity interest or otherwise control. The Group used the equity method to account for the investment in Weibo Interactive prior to May 2013, when it had significant influence but did not control Weibo Interactive.

The Group monitors its investments accounted for under the cost method and equity method for other-than-temporary impairment by considering factors such as current economic and market conditions and the operating performance of the business and records reductions in carrying values when necessary. Determination of fair value requires significant judgment in the selection of appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investments and the determination of whether any identified impairment is other-than-temporary. If any impairment is considered other-than-temporary, the Group will write down the asset to its fair value and take the corresponding charge to the combined and consolidated statements of loss and comprehensive loss.

The Group invests in marketable equity securities to meet business objectives and intends to hold the securities for more than a year from the balance sheet date. These marketable securities are reported at fair value, classified and accounted for as available-for-sale securities under long-term investments. The treatment of a decline in the fair value of an individual security is based on whether the decline is other-than-temporary. The Group assesses its available-for-sale securities for other-than-temporary impairment by considering factors including, but not limited, its ability and intent to hold the individual security, severity of the impairment, expected duration of the impairment and forecasted recovery of fair value. Investments classified as available-for-sale securities are reported at fair value with unrealized gains or losses, if any, recorded in accumulated other comprehensive income in shareholders’ equity. If the Group determines a decline in fair value is other-than-temporary, the cost basis of the individual security is written down to fair value as a new cost basis and the amount of the write-down is accounted for as a realized loss charged to income. The fair value of the investment would then become the new cost basis of the investment and is not adjusted for subsequent recoveries in fair value.

Business combination

Business combinations are recorded using the purchase method of accounting, and the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of the (i) the total of consideration paid, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the subsidiary acquired over (ii) the fair value of the identifiable net assets of the subsidiary acquired is recorded as goodwill. If the consideration of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the combined and consolidated statements of comprehensive income (loss).

In a business combination achieved in stages, the Company remeasures its previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the re-measurement gain or loss, if any, is recognized in earnings. The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and noncontrolling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Long-lived assets

Property and equipment

Property and equipment are stated at cost less accumulated depreciation, amortization and impairment, if any. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, generally from three to four years for computers and equipment and five years for furniture and fixtures. Leasehold improvements are amortized over the shorter of the estimated useful lives of the assets or the remaining lease term. Depreciation expenses were $16.4 million, $21.3 million and $21.8 million for the years ended December 31, 2012, 2013 and 2014, respectively.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired as a result of the Group’s acquisitions of interests in its subsidiaries and consolidated VIEs. The Group assesses goodwill for impairment in accordance with ASC subtopic 350-20 (“ASC 350-20”), Intangibles - Goodwill and Other: Goodwill, which requires that goodwill be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20.  US GAAP provides the option to apply the qualitative assessment first and then the quantitative assessment, if necessary, or to apply the quantitative assessment directly. The qualitative approach starts the goodwill impairment test by assessing qualitative factors, which by taking into consideration of macroeconomics, overall financial performance, industry and market conditions and the share price of the Group, to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If so, the quantitative impairment test is performed; otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of goodwill with its carrying value. For reporting units directly applying a quantitative assessment, the goodwill impairment test is quantitatively performed by comparing the fair values of those reporting units to their carrying amounts. The Group adopted the option to apply the qualitative approach to assess its goodwill on the relevant reporting units. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. Judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

Intangible assets other than goodwill

Intangible assets arising from acquisitions are recognized at fair value upon acquisition and amortized on a straight-line basis over their estimated useful lives, generally from two to five years. Long-lived assets and certain identifiable intangible assets other than goodwill to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Measurement of any impairment loss for long-lived assets and certain identifiable intangible assets that management expects to hold or use is based on the amount by which the carrying value exceeds the fair value of the asset. Judgment is used in estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of the asset’s fair value.

Stock-based compensation

All stock-based awards to employees and directors, such as stock options and restricted share units (“RSUs”), are measured at the grant date based on the fair value of the awards. Stock-based compensation, net of forfeitures, is recognized as expenses on a straight-line basis over the requisite service period, which is the vesting period.

The Group uses the Black-Scholes option pricing model to estimate the fair value of stock options. The determination of estimated fair value of stock-based payment awards on the grant date using an option pricing model is affected by the fair value of the Company’s ordinary shares as well as assumptions regarding a number of complex and subjective variables. These variables include the expected value volatility of the Company over the expected term of the awards, actual and projected employee stock option exercise behaviors, a risk-free interest rate and expected dividends, if any. Options granted generally vest over four years.

The Group recognizes the estimated compensation cost of service-based restricted share units based on the fair value of its ordinary shares on the date of the grant. The Group recognizes the compensation cost, net of estimated forfeitures, over a vesting term of generally four years.

Forfeitures are estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates. The Group uses historical data to estimate pre-vesting option and records stock-based compensation expense only for those awards that are expected to vest. See Note 6 Stock-based Compensation for further discussion on stock-based compensation.

Prior to the IPO, the determination of estimated fair value of Weibo required complex and subjective judgments due to their limited financial and operating history, unique business risks and limited public information on companies in China similar to Weibo. The Group, with the assistance of an independent valuation firm, evaluated the use of two generally accepted valuation approaches. The income approach was used if a revenue model had been established, the market approach was used if information from comparable companies had been available, or a weighted blend of these two approaches was used if more than one was applicable, to estimate the enterprise value for purposes of recording stock-based compensation in connection with employee stock options and recording fair value changes for option liability to Alibaba. For the market approach, the Group selected guideline companies that engaged in a similar line of business with similar growth prospects and that were subject to similar financial and business risks. Prior to the IPO, the income approach was applied when the revenue model for Weibo had been established and projections of revenues, costs and expenses, incremental working capital and capital expenditures became available as the business developed. After the IPO, the closing market price of the underlying shares on the last trading date prior to the grant dates is applied in determining the fair value of the options and RSUs granted. Changes in these estimates and assumptions could materially affect the determination of fair value of stock-based compensation.

Allowances for doubtful accounts

The Group maintains an allowance for doubtful accounts which reflects its best estimate of amounts that will not be collected. The Group determines the allowance for doubtful accounts based on a historical, rolling average, bad debt rate in the prior period and other factors, such as credit-worthiness of the customers and the age of the receivable balances. The Group also provides specific provisions for bad debts when facts and circumstances indicate that the receivable is unlikely to be collected. If the financial condition of the Group’s customers were to deteriorate, resulting in an impairment of their ability to make payments, more bad debt allowances may be required.

Revenue recognition

Advertising and marketing revenues

Advertising and marketing revenues are derived principally from online advertising, including social display ads, and promoted marketing. Social display ad arrangements allow customers to place advertisements on particular areas of the Group’s platform in particular formats and over particular periods of time, which is typically no more than three months. The Group enters into cost per mille (“CPM”), or cost per thousand impressions, advertising arrangements with the customers, under which the Group recognizes revenues based on the number of times that the advertisement has been displayed. The Group also enters into cost per day (“CPD”) advertising arrangements with customers, under which the Group recognizes revenues ratably over the contract periods.

Promoted marketing arrangements are primarily priced based on CPM or cost per engagement (“CPE”). An engagement may include when a user clicks on a link, becomes a follower of the marketing customer account, shares the promoted feed or marks the feed as a favorite. Under the CPM model, customers are obligated to pay when the advertisement is displayed, while under the CPE model, customers are obligated to pay based on the number of engagements with the promoted feed.

Revenues are recognized only when the following criteria have been met: (1) persuasive evidence of an arrangement exists; (2) the price is fixed or determinable; (3) the service is performed; and (4) collectability of the related fee is reasonably assured. The majority of the Group’s revenue transactions are based on standard business terms and conditions, which are recognized net of agency rebates. Advertising arrangements involving multiple deliverables are broken down into single-element arrangements based on their relative selling price for revenue recognition purposes. For multiple-deliverable revenue arrangements, it is required that the arrangement consideration to be allocated to all deliverables at the inception of the arrangement on the following basis: (a) vendor-specific objective evidence (VSOE) of selling price, if it exists, otherwise, (b) third-party evidence (TPE) of the selling price. If neither (a) nor (b) exists, then use (c) management’s best estimate of the selling price of the deliverable. The Group primarily uses VSOE to allocate the arrangement consideration if such selling price is available. For the deliverables that have not been sold separately, the best estimate of the selling price (BESP) is used, which has taken into consideration of the pricing of advertising areas of the Group’s platform with similar popularity and advertisements with similar format and quoted prices from competitors and other market conditions. Revenues recognized with reference to BESP were immaterial for all periods presented. The Group recognizes revenues on the elements delivered and defers the recognition of revenues for the undelivered elements until the remaining obligations have been satisfied.

Revenues from barter transactions are recognized during the period in which the advertisements are displayed on the Group’s properties. Barter transactions in which physical goods or services (other than advertising services) are received in exchange for advertising services are recorded based on the fair values of the goods or services received. Revenues from barter transactions were immaterial for all periods presented.

Other revenues

The Group generates other revenues principally from fee-based services, including game-related services, VIP membership and data licensing. Revenues from these services are recognized over the periods in which the services are performed, provided that no significant obligations remain, collection of the receivable is reasonably assured and the amounts can be accurately estimated.

Game-related services.  Game-related service revenues are mostly generated from the sale of virtual items from games operated by the Company. The Group collects payments from the game players in connection with the sale of virtual currency, which are converted into in-game credits (game tokens) that can be used to purchase virtual items in the third-party developed games. The Group remits certain predetermined percentages of the proceeds to the game developers when the virtual currency is converted into in-game credits.

The Group has determined that the game developers are the primary obligors for the game-related service given that the game developers are responsible for developing, maintaining and updating the game related services and have reasonable latitude to establish the prices of virtual items for which in-game credits are used. The Group views the game developers to be its customers, and the Group’s primary responsibility is to promote the games of the developers, provide virtual currency exchange service, maintain the platform for game players to easily access the games and offer customer support to resolve registration, log-in, currency exchange and other related issues. Accordingly, the Group records game-related revenue, net of predetermined revenue sharing with the game developers.

Virtual currencies in general are not refundable once they have been sold unless there are unused in-game credits at the time a game is discontinued. Sale of virtual currencies net of the game developer proceeds are recognized as revenues over the estimated consumption period of in-game virtual items, which is typically from a few days to one month after the purchase of in-game credits.

VIP Membership. VIP Membership is a service package consisting of user certification and preferential benefits, such as daily priority listings and higher quota for following user accounts. Prepaid VIP membership fees are recorded as deferred revenue and recognized as revenue ratably over the contract period of the membership service.

Data licensing. The Group began to offer data licensing arrangements that allow its customers to access, search and analyze historical and real-time data on its platform. The data licensing arrangement is for a fixed period, typically one year, and such revenue is recognized ratably over the contract period.

Deferred revenues

Deferred revenues consist of contractual billings in excess of recognized revenue and payments received in advance of revenue recognition, which are mainly from the customer advance of the advertising and marketing services and the sales of the fee-based services, such as virtual currency or in-game virtual items sold for game related services and VIP membership.

Cost of revenues

Cost of revenues consists mainly of costs associated with the maintenance of platform, which primarily include bandwidth and other infrastructure costs, labor cost and turnover tax levied on the revenues, part of which were allocated from SINA (see Note 1 Reorganization). The Group presents taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue-producing transaction on a gross basis in the financial statements. In November 2011, the Ministry of Finance and the State Administration of Taxation promulgated the Pilot Program for Imposition of Value-Added Tax (“VAT”) to Replace Business Tax (“Pilot Program”). Pursuant to the Pilot Program, a VAT was initially imposed in Shanghai starting from January 1, 2012, to replace the business tax in the transport and shipping industry and some of the modern service industries. Effective September 1, 2012, the Pilot Program was expanded to eight other cities and provinces in China, including Beijing. Beginning from August 1, 2013, the Pilot Program was expanded to all regions in PRC. With the implementation of the Pilot Program, the Group is subject to 6.7% VAT and surcharges and 3% cultural business construction fees for certain parts of its advertising and marketing revenues. Prior to the Pilot Program, the Group was subject to 5.6% business tax and surcharges and 3% cultural business construction fees. The total amount of such taxes on its advertising and marketing revenues for the years ended December 31, 2012, 2013 and 2014 were $4.9 million, $12.5 million and $23.2 million, respectively. For other revenues, the business tax and surcharges were 5.6% before the implementation of the Pilot Program and became 6.7% after switching over to the VAT. The implementation of the Pilot Program has not had a significant impact on the Group’s combined and consolidated statements of loss and comprehensive loss for the years ended December 31, 2013 and 2014.

Advertising expenses

Advertising expenses consist primarily of costs for the promotion of corporate image and product marketing, part of which were allocated from SINA (see Note 1 Reorganization). The Group expenses all advertising costs as incurred and classifies these costs under sales and marketing expenses. For the years ended December 31, 2012, 2013 and 2014, the advertising expenses were $23.5 million, $33.2 million and $70.9 million, respectively.

Product development expenses

Product development expenses consist primarily of payroll-related expenses and infrastructure cost incurred for enhancement to and maintenance of the Group’s platform as well as costs associated with new product development and product enhancements, part of which were allocated from SINA (see Note 1 Reorganization). The Group expenses all costs incurred for the planning and post implementation phases of development and costs associated with repair or maintenance of the existing site or the development of platform content. Since inception, the amount of costs qualifying for capitalization has been immaterial and, as a result, all product development costs have been expensed as incurred.

Operating leases

The Group leases office space under operating lease agreements with initial lease term up to three years. Rental expense is recognized from the date of initial possession of the leased property on a straight-line basis over the term of the lease, part of which were allocated from SINA (see Note 1 Reorganization). Certain lease agreements contain rent holidays, which are recognized on a straight-line basis over the lease term. Lease renewal periods are considered on a lease-by-lease basis and are generally not included in the initial lease terms. The allocated rental expenses from SINA for the years ended December 31, 2012, 2013 and 2014, were $1.8 million, $3.2 million and $4.0 million, respectively.

Taxation

Income taxes

Income taxes are accounted for using the asset and liability approach. Under this approach, income tax expense is recognized for the amount of taxes payable or refundable for the current year. In addition, deferred tax assets and liabilities are recognized for expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating losses and tax credit carry forwards. The Group records a valuation allowance to reduce deferred tax assets to an amount for which realization is more likely than not. Income tax liability is calculated based on a separate return basis as if the Group had filed separate tax returns before the Reorganization.

Uncertain tax positions. To assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement.

Foreign currency

The Group’s reporting currency and functional currency are the U.S. dollar. The Group’s operations in China and in international regions use their respective currencies as their functional currencies. The financial statements of these subsidiaries are translated into U.S. dollars using period-end rates of exchange for assets and liabilities and average rates of exchange in the period for revenues and expenses. Translation gains and losses are recorded in accumulated other comprehensive income or loss as a component of shareholders’ equity (deficit). Translation gains or losses are not released to net income unless the associated net investment has been sold, liquidated, or substantially liquidated.

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate prevailing on the transactions dates. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. Net gains and losses resulting from foreign exchange transactions are included in interest and other income (expense), net.

Foreign currency translation adjustments included in the Group’s combined and consolidated loss and comprehensive loss for the years ended December 31, 2012, 2013 and 2014 were gain of less than $0.1 million,  loss of $0.4 million and loss of $1.4 million, respectively. Net foreign currency transaction gains or losses arise from transacting in a currency other than the functional currency of the entity and the amounts recorded were immaterial for each of the periods presented.

Preferred Shares

The preferred shares have been classified as mezzanine equity instead of permanent equity in the Group’s combined and consolidated financial statements as these preferred shares are contingently redeemable upon the occurrence of a conditional event (i.e. a liquidation event), which is not solely within the control of the Company. See Note 3—Investment in Weibo for further details.

Loss per share

Loss per share is computed in accordance with ASC 260, Earnings per Share. The two-class method is used for computing earnings per share in the event the Group has net income available for distribution. Under the two-class method, net income is allocated between ordinary shares and participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. The Company’s convertible preferred shares are participating securities because they are entitled to receive dividends or distributions on an as converted basis. For the periods presented herein, the computation of basic loss per share using the two-class method is not applicable as the Group is in a net loss position and net loss is not allocated to other participating securities, since these securities are not obligated to share the losses in accordance with the contractual terms.

Basic net loss per share is computed using the weighted average number of ordinary shares outstanding during the period. Options and RSUs are not considered outstanding in computation of basic earnings per share. Diluted net loss per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under treasury stock method. Potential ordinary shares include options to purchase ordinary shares, RSUs and preferred shares, unless they were anti-dilutive. The computation of diluted net loss per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts or a decrease in loss per share amounts) on net loss per share.

Segment reporting

In accordance with ASC 280, Segment Reporting, the Group’s chief operating decision maker (“CODM”), the Chief Executive Officer, reviews the combined and consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole. The Group currently operates and manages its business in two principal business segments globally—advertising and marketing services and other services. Information regarding the business segments provided to the Group’s CODM is at the revenue level and the Group currently does not allocate operating costs or assets to its segments, as its CODM does not use such information to allocate resources or evaluate the performance of the operating segments. As the Group’s long-lived assets are substantially all located in the PRC and substantially the Group’s revenues are derived from within the PRC, no geographical segments are presented.

Concentration of risks

Concentration of credit risk. Financial instruments that potentially subject the Group to a concentration of credit risk consist primarily of cash and cash equivalents, short-term investments and accounts receivable. In addition, with the majority of its operations in China, the Group is subject to RMB currency risk and offshore remittance risk, both of which have been difficult to hedge and the Group has not done so. The Group limits its exposure to credit loss by depositing its cash and cash equivalents with financial institutions in the US, PRC and Hong Kong, which are among the largest and most respected with high ratings from internationally-recognized rating agencies, that management believes are of high credit quality. The Group periodically reviews these institutions’ reputations, track records and reported reserves.

As of December 31, 2013 and 2014, the Group had $496.2 million and $447.1 million in cash and bank time deposits (with terms generally up to twelve months) with large domestic banks in China, respectively. China promulgated a Bankruptcy Law that came into effect on June 1, 2007, which contains a separate article expressly stating that the State Council may promulgate implementation measures for the bankruptcy of Chinese banks based on the Bankruptcy Law. Under the Bankruptcy Law, a Chinese bank may go bankrupt. In addition, since China’s concession to WTO, foreign banks have been gradually permitted to operate in China and have become significant competitors to Chinese banks in many aspects, especially since the opening of RMB business to foreign banks in late 2006. Therefore, the risk of bankruptcy on Chinese banks in which the Group holds cash and bank deposits has increased. In the event that a Chinese bank that holds the Group’s deposits goes bankrupt, the Group is unlikely to claim its deposits back in full, since it is unlikely to be classified as a secured creditor to the bank under the PRC laws.

Accounts receivable, including accounts receivable due from third parties, accounts receivable due from related party Alibaba and accounts receivable due from SINA and other related parties, consist primarily of advertising agencies and direct advertising customers. As of December 31, 2013 and 2014, substantially all accounts receivable were derived from the Group’s China operations. Only Alibaba accounted for over 10% of the Group’s net accounts receivable as of December 31, 2013 and 2014.

Excluding the advertising and marketing revenues from Alibaba, most of the Group’s advertising and marketing revenues are from agencies. The Group’s top 10 advertising agencies in China contributed to 20% and 14% of the Group’s total revenues for the years ended December 31, 2013 and 2014. No customer accounted for over 10% of the Group’s total revenue for the years ended December 31, 2012. Only Alibaba accounted for over 10% of the total revenue for the years ended December 31, 2013 and 2014.

Concentration of foreign currency risks. For the years ended December 31, 2012, 2013 and 2014, the majority of the Group’s revenues derived and expenses incurred were in RMB. As of December 31, 2013 and 2014, the Group’s cash, cash equivalents and short-term investments balance denominated in RMB was $62.1 million and $9.0 million, accounting for 12% and 2% of the Group’s total cash, cash equivalents and short-term investments balance. As of December 31, 2013 and 2014, the Group’s aggregated net accounts receivable balance (including accounts receivable due from third parties, accounts receivable due from related party Alibaba and accounts receivable due from SINA and other related parties) denominated in RMB was $47.3 million and $120.1 million, accounting for almost all of its net accounts receivable balance. As of December 31, 2013 and 2014, the Group’s current liabilities balance denominated in RMB was $56.2 million and $104.8 million, accounting for 15% and 93% of its total current liabilities balance. Accordingly, the Group may experience economic losses and negative impacts on earnings and equity (deficit) as a result of exchange rate fluctuations of RMB. Moreover, the Chinese government imposes controls on the convertibility of RMB into foreign currencies and, in certain cases, the remittance of currency out of the PRC. The Group may experience difficulties in completing the administrative procedures necessary to remit its RMB out of the PRC and convert it into foreign currency.

Comprehensive loss

Comprehensive loss is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Comprehensive loss for the periods presented includes net loss and foreign currency translation adjustments.

Recent accounting pronouncements

The FASB issued Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, which changes the threshold for reporting discontinued operations and adds new disclosures. The new guidance defines a discontinued operation as a disposal that “represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results.” The standard is required to be adopted by public business entities in annual periods beginning on or after December 15, 2014, and interim periods within those annual periods. Entities may “early adopt” the guidance for new disposals. The Group is in the process of evaluating the impact of adoption of this guidance on the combined and combined and consolidated financial statements.

In May 2014, the FASB issued, ASU 2014-09, “Revenue from Contracts with Customers (Topic 606).” The guidance substantially converges final standards on revenue recognition between the FASB and the International Accounting Standards Board providing a framework on addressing revenue recognition issues and, upon its effective date, replaces almost all exiting revenue recognition guidance, including industry-specific guidance, in current U.S. generally accepted accounting principles.

The core principle of the guidance is that an entity should recognize revenues to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps:

•	Step 1: Identify the contract(s) with a customer.

•	Step 2: Identify the performance obligations in the contract.

•	Step 3: Determine the transaction price.

•	Step 4: Allocate the transaction price to the performance obligations in the contract.

•	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

For a public entity, the amendments in this ASU are effective for annual reporting periods beginning after December 15, 2016, including interim periods within those reporting periods. In April 2015, the FASB proposed a one-year delay in the effective date and companies will be allowed to early adopt as of the original effective date..  The Group is in the process of evaluating the impact of adoption of this guidance on the combined and consolidated financial statements.

In June 2014, the FASB issued a new pronouncement which requires that a performance target that affects vesting and that could be achieved after the requisite service period is treated as a performance condition. A reporting entity should apply existing guidance in Topic 718, Compensation—Stock Compensation, as it relates to awards with performance conditions that affect vesting to account for such awards. The performance target should not be reflected in estimating the grant-date fair value of the award. Compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered. If the performance target becomes probable of being achieved before the end of the requisite service period, the remaining unrecognized compensation cost should be recognized prospectively over the remaining requisite service period. The total amount of compensation cost recognized during and after the requisite service period should reflect the number of awards that are expected to vest and should be adjusted to reflect those awards that ultimately vest. The requisite service period ends when the employee can cease rendering service and still be eligible to vest in the award if the performance target is achieved. The amendments in this ASU are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. Earlier adoption is permitted. The Group does not expect the adoption of this guidance will have a significant effect on its financial position, results of operations, or cash flows.

In August 2014, the FASB issued a new pronouncement Presentation of Financial Statements — Going Concern. This standard requires management to evaluate for each annual and interim reporting period whether it is probable that the reporting entity will not be able to meet its obligations as they become due within one year after the date that the financial statements are issued. If the entity is in such a position, the standard provides for certain disclosures depending on whether or not the entity will be able to successfully mitigate its going concern status. This guidance is effective for annual periods ending after December 15, 2016 and interim periods within annual periods beginning after December 15, 2016. Early application is permitted. The Group does not expect the adoption of this guidance will have a significant effect on its financial position, results of operations, or cash flows.

In February 2015, the FASB issued ASU 2015-02, “Consolidation (Topic 810) - Amendments to the Consolidation Analysis”, which provides guidance for reporting entities that are required to evaluate whether they should consolidate certain legal entities. In accordance with ASU 2015-02, all legal entities are subject to reevaluation under the revised consolidation model. ASU 2015-02 is effective for public business entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2015. Early adoption is permitted. The Group is currently evaluating the impact on the adoption of ASU 2015-02 to its combined and consolidated financial statements.